PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Buildings	330,802	345,359	55,434
Machinery	18,411	21,620	3,470
Office equipment	14,394	15,388	2,470
Motor vehicles	56,938	70,656	11,341
	420,545	453,023	72,715
Less: accumulated depreciation	(95,237)	(115,724)	(18,575)

Property and equipment, net	325,308	337,299	54,140

Construction in progress	-	223,401	35,859

Total	325,308	560,700	89,999

Schedule of Depreciation Expenses

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Cost of goods sold	5,179	5,669	7,750	1,244
Selling, marketing and distribution expenses	6,968	5,917	8,246	1,324
General and administrative expenses	1,582	4,974	7,332	1,177

	13,729	16,560	23,328	3,745